Annual Total Returns - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - Fidelity SAI Japan Stock Index Fund - Fidelity SAI Japan Stock Index Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	May 27, 2021
Annual Return 2022	(17.03%)
Annual Return 2023	20.28%